Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities consist of the following (in thousands):

	March 31, 2022	December 31, 2021
Research and development accrued expenses	$12,129	$6,626
Accrued offering costs	—	1,301
Accrued bonus	793	3,429
Other liabilities	1,478	1,824

Total accrued liabilities	$14,400	$13,180

Accrued liabilities consist of the following (in thousands):

	December 31,
	2021	2020
Research and development accrued expenses	$6,626	$2,060
Accrued offering costs	1,301	576
Accrued bonus	3,429	1,113
Accrued vacation	344	249
Other liabilities	1,480	578

Total accrued liabilities	$13,180	$4,576